Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments	$ 8,305	$ 8,173	$ 7,837	$ 8,305	$ 7,837	$ 8,093
Goodwill	2,973			2,973		3,026
Equity in earnings (losses) of investee adjustments	154	158	282	555	968
Dividends received	25	112	240	197	833
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,633	1,477	1,290	1,633	1,290
Equity in earnings (losses) of investee adjustments	197	186	248	628	845
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,360			1,360		1,109
Equity in earnings (losses) of investee adjustments	189	173	230	593	788
Dividends received	25	65	240	90	774
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	273	265	290	273	290	239
Equity in earnings (losses) of investee adjustments	7	13	24	35	57
Dividends received				60
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	351			351
Net income (loss) of the period				42
Investments	179			179		173
Equity in earnings (losses) of investee adjustments	13	3	16	21	39
Dividends received		26		26	22
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	200			200
Net income (loss) of the period				67
Investments	102			102		115
Equity in earnings (losses) of investee adjustments	3	29	(14)	34	(6)
Dividends received	25	11		36	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	208			208
Net income (loss) of the period				44
Investments	104			104		78
Equity in earnings (losses) of investee adjustments	7	8	5	22	23
Dividends received		10	15	10	32
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	124			124
Net income (loss) of the period				14
Investments	63			63		80
Equity in earnings (losses) of investee adjustments		1	16	7	41
Dividends received		18		18
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	52			52
Net income (loss) of the period				7
Investments	26			26		29
Equity in earnings (losses) of investee adjustments	1	(3)	1	1	(3)
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	1,470			1,470
Net income (loss) of the period				1,037
Investments	788			788		528
Goodwill	53			53		58
Equity in earnings (losses) of investee adjustments	169	140	207	519	692
Dividends received			225		700
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	61			61
Net income (loss) of the period				8
Investments	31			31		35
Equity in earnings (losses) of investee adjustments	2	2	2	4	6
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	93			93
Net income (loss) of the period				2
Investments	23			23		23
Equity in earnings (losses) of investee adjustments			(1)		(1)
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	98			98
Net income (loss) of the period				(32)
Investments	44			44		48
Equity in earnings (losses) of investee adjustments	(6)	(7)	(2)	(15)	(3)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,297			1,297
Net income (loss) of the period				177
Investments	324			324		282
Equity in earnings (losses) of investee adjustments	10	16	26	45	68
Dividends received				60
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(208)			(208)
Net income (loss) of the period				(40)
Investments	(51)			(51)		(43)
Equity in earnings (losses) of investee adjustments	(3)	(3)	(2)	(10)	(11)
Bulk Material | Norsk Hydro ASA | Aluminum
Investments in affiliated companies and joint ventures
Investments	3,126			3,126
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,526	3,550	3,861	3,526	3,861
Equity in earnings (losses) of investee adjustments	(56)	3	118	(19)	113
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	130			130		144
Equity in earnings (losses) of investee adjustments	8	4	(1)	19	2
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	239			239		234
Equity in earnings (losses) of investee adjustments		(2)	(2)	(3)	(9)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	31			31		11
Equity in earnings (losses) of investee adjustments	(1)	1
Base Metals | Aluminum
Investments in affiliated companies and joint ventures
Investments	3,126			3,126		3,227
Equity in earnings (losses) of investee adjustments	(63)		70	(35)	120
Dividends received		47		47	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	684			684		665
Equity in earnings (losses) of investee adjustments	42	15	32	86	101
Dividends received					7
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,112			2,112		2,035
Equity in earnings (losses) of investee adjustments	(19)	(38)	(70)	(91)	(75)
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	350			350		429
Equity in earnings (losses) of investee adjustments	(9)	(8)	(1)	(49)	(16)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1			1		1
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	327			327
Net income (loss) of the period				47
Investments	130			130		144
Equity in earnings (losses) of investee adjustments	8	4	(1)	19	2
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	478			478
Net income (loss) of the period				(6)
Investments	239			239		234
Equity in earnings (losses) of investee adjustments		(2)	(2)	(3)	(9)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	5			5		6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	100			100
Net income (loss) of the period				4
Investments	25			25		4
Equity in earnings (losses) of investee adjustments	(1)	1
Base Metals | Norsk Hydro ASA | Aluminum
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	21.65%			21.65%
Participation in capital, total (as a percent)	21.65%			21.65%
Net equity	14,439			14,439
Net income (loss) of the period				(162)
Investments	3,126			3,126		3,227
Equity in earnings (losses) of investee adjustments	(63)		70	(35)	120
Dividends received		47		47	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	286			286
Net income (loss) of the period				(26)
Investments	96			96		114
Equity in earnings (losses) of investee adjustments	6	(4)		(9)	(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	46.75%			46.75%
Participation in capital, total (as a percent)	47.59%			47.59%
Net equity	1,237			1,237
Net income (loss) of the period				203
Investments	588			588		551
Equity in earnings (losses) of investee adjustments	36	19	32	95	103
Dividends received					7
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	352			352
Net income (loss) of the period				36
Investments	178			178		161
Equity in earnings (losses) of investee adjustments	2	9	2	17	15
Base Metals | Companhia Siderurgica do PECEMCSP - CSP | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	930			930
Net income (loss) of the period				(8)
Investments	465			465		267
Equity in earnings (losses) of investee adjustments	(2)	(1)		(4)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,468			5,468
Net income (loss) of the period				(388)
Investments	1,469			1,469		1,607
Equity in earnings (losses) of investee adjustments	(19)	(46)	(72)	(104)	(90)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%			9.00%
Participation in capital, total (as a percent)	9.00%			9.00%
Net equity	848			848
Net income (loss) of the period				(19)
Investments	77			77		75
Equity in earnings (losses) of investee adjustments	(1)	(1)		(2)
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%			52.77%
Participation in capital, total (as a percent)	52.77%			52.77%
Net equity	190			190
Net income (loss) of the period				(91)
Investments	100			100		145
Equity in earnings (losses) of investee adjustments	(8)	(8)	(1)	(48)	(16)
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	173			173		209
Equity in earnings (losses) of investee adjustments		$ 1		$ 1